4. Related Parties	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
4. Related Parties

Shares of Class A Common Stock Issued to Related Parties Pursuant to a Stock Distribution

On November 21, 2013, Epazz, Inc. distributed 345,610,950 shares of the Class A common stock of the Company among Epazz, Inc.’s shareholders pursuant to the spin-off of the Company from Epazz, Inc. Each shareholder of record on September 15, 2013 was issued one share of FlexFridge, Inc. Class A common stock for each share of Epazz, Inc. class A common stock owned by the shareholder. A total of 297,385,702 of these shares were issued to related parties representing approximately 86% of the total shares issued.

Shares of Class B Common Stock Issued to Related Parties Pursuant to a Services Rendered

 On January 13, 2015, the Company issued 60,000,000 shares of Class B Common Stock to Shaun Passley, the president of the company for product development services. The total fair value of the Class B Common Stock was $5,827 based on an independent valuation on the date of grant.

Shares of Series A Preferred Stock Issued to Related Parties Pursuant to a Services Rendered

On January 13, 2015, the Company issued 20,000,000 shares of Series A Preferred Stock to Shaun Passley, the president of the company for management services. The total fair value of the Series A Preferred stock was $70,654 based on an independent valuation on the date of grant.

Shares of Series B Preferred Stock Issued to Related Parties Pursuant to a Services Rendered

On January 13, 2015, the Company issued 16,000,000 shares of Series B Preferred Stock to Epazz, Inc. a corporation controlled by the president of the company for offices services. The total fair value of the Series B Preferred Stock was $9,661 based on an independent valuation on the date of grant.

On January 13, 2015, the Company issued 1,998,000 shares of Series B Preferred Stock to GG Mars Capital Inc. a related party for financing services. The total fair value of the Series B Preferred Stock was $1,206 based on an independent valuation on the date of grant.

On January 13, 2015, the Company issued 1,998,000 shares of Series B Preferred Stock to Star Financial Corporation a related party for financing services. The total fair value of the Series B Preferred Stock was $1,206 based on an independent valuation on the date of grant.

On January 13, 2015, the Company issued 4,000 shares of Series B Preferred Stock to Craig Passley a related party for management services. The total fair value of the Series B Preferred Stock was $2 based on an independent valuation on the date of grant.